Equity method investments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jul. 24, 2020
Related Party Transaction [Line Items]
Equity method investments	$ 731		$ 731		$ 2,373	$ 4,900
Equity method investment, ownership percentage	49.00%		49.00%
Equity method investment, majority ownership percentage	51.00%		51.00%
Equity method investment, period majority voting share capital can be sold to the company			2 years 6 months
Loss on equity method investments	$ 856	$ 509	$ 1,641	$ 783
Oncacare
Related Party Transaction [Line Items]
Loan granted to related party					$ 10,000
Related party, loan interest rate					1.60%